Related party transactions (Details)		1 Months Ended											12 Months Ended				14 Months Ended
	Feb. 28, 2020 shares	Nov. 30, 2023 TEU	Jun. 30, 2023 USD ($) vessel TEU	Mar. 31, 2023 shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) TEU vessel shares	Jun. 30, 2022 shares	May 31, 2022 USD ($) TEU vessel	Apr. 30, 2022 $ / shares shares	Oct. 31, 2021 USD ($) vessel TEU	Aug. 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) tranche vessel TEU $ / shares shares	Dec. 31, 2022 USD ($) TEU vessel shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2023 USD ($) vessel $ / shares shares	Apr. 30, 2021 $ / shares shares	Mar. 31, 2021
Related Party Transaction [Line Items]
Exercise of warrants													$ 78,700,000	$ 201,300,000
Dividends on preferred shares													$ 73,200,000	$ 60,800,000	$ 66,200,000
Treasury stock, shares (in shares) | shares						727,351							0	727,351			0
Payments to acquire property, plant & equipment													$ 3,010,900,000	$ 1,239,700,000	$ 1,577,000,000
ZE JV
Related Party Transaction [Line Items]
Equity method investment ownership percentage																			50.00%
Amount invested						$ 1,000,000							$ 1,000,000	$ 1,000,000			$ 1,000,000
Vessels
Related Party Transaction [Line Items]
Number of vessels sold | vessel						1							2	10
Capacity of vessels sold | TEU						4,250							4,250
Sale price						$ 21,600,000							$ 43,250,000	$ 257,075,000
Capacity of vessels purchased | TEU		14,000												10,000
Series J cumulative redeemable
Related Party Transaction [Line Items]
Shares issued (in shares) | shares												12,000,000
Dividend rate per annum, percentage												7.00%	7.00%
APR Energy Ltd
Related Party Transaction [Line Items]
Shares forfeited (in shares) | shares																557,139
Common shares released from holdback (in shares) | shares				727,351			2,749,898							92,444	350,138
Shares issued (in shares) | shares	29,891,266
Fairfax Notes
Related Party Transaction [Line Items]
Warrants outstanding exercise price (in dollars per share) | $ / shares									$ 8.05			$ 13.71
Warrants issued in conversion of debt (in shares) | shares					6,000,000				25,000,000			1,000,000
Fairfax Notes | Series J cumulative redeemable
Related Party Transaction [Line Items]
Dividend rate per annum, percentage												7.00%
2025 and 2026 Fairfax Notes | Fairfax Notes
Related Party Transaction [Line Items]
Face value of debt												$ 300,000,000
Percentage of principal amount redeemed											100.00%	100.00%
Related Party | Financing Activity | Fairfax Financial Holdings Limited
Related Party Transaction [Line Items]
Exercise of warrants (in shares) | shares					6,000,000
Exercise of warrants					$ 78,700,000
Interest expense, excluding amortization of debt discount															$ 19,204,000
Amortization of debt discount															$ 14,188,000
Related Party | Financing Activity | Fairfax Financial Holdings Limited | Series J cumulative redeemable
Related Party Transaction [Line Items]
Shares issued (in shares) | shares												12,000,000
Dividend rate per annum, percentage												7.00%
Dividends on preferred shares													$ 21,000,000	$ 21,000,000
Related Party | Financing Activity | Fairfax Financial Holdings Limited | Fairfax Notes
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares													101,923,078				101,923,078
Number of warrant tranches | tranche													2
Warrants outstanding exercise price (in dollars per share) | $ / shares												$ 13.71
Warrants issued in conversion of debt (in shares) | shares												1,000,000
Percentage of principal amount redeemed											100.00%
Related Party | Financing Activity | Fairfax Financial Holdings Limited | Fairfax Notes | Tranche One
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares													38,461,539				38,461,539
Warrants outstanding exercise price (in dollars per share) | $ / shares													$ 6.50				$ 6.50
Related Party | Financing Activity | Fairfax Financial Holdings Limited | Fairfax Notes | Tranche Two
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares													38,461,539				38,461,539
Warrants outstanding exercise price (in dollars per share) | $ / shares													$ 6.50				$ 6.50
Related Party | Financing Activity | Fairfax Financial Holdings Limited | Fairfax Notes | Tranche Three
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares													25,000,000				25,000,000
Warrants outstanding exercise price (in dollars per share) | $ / shares													$ 8.05				$ 8.05
Related Party | Financing Activity | Fairfax Financial Holdings Limited | 2025, 2026 and 2027 Fairfax Notes | Fairfax Notes
Related Party Transaction [Line Items]
Face value of debt																$ 600,000,000
Interest rate																5.50%
Related Party | Financing Activity | Fairfax Financial Holdings Limited | 2025 and 2026 Fairfax Notes | Fairfax Notes
Related Party Transaction [Line Items]
Debt converted												$ 300,000,000
Related Party | Acquisition Agreement | Fairfax Financial Holdings Limited | APR Energy Ltd
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares																		5,000,000
Warrants outstanding exercise price (in dollars per share) | $ / shares																		$ 13.00
Shares forfeited (in shares) | shares							2,576,014
Related Party | Indemnification Obligation, Cash Repatriation From Foreign Jurisdiction | Fairfax Financial Holdings Limited | APR Energy Ltd
Related Party Transaction [Line Items]
Common shares released from holdback (in shares) | shares														92,444
Shares issued (in shares) | shares							2,749,898
Treasury stock, shares (in shares) | shares				727,351
Payments to settle indemnification														$ 6,265,000
Related Party | Indemnification Obligation, Losses Realized on Sale or Disposal of Certain Property, Plant and Equipment and Inventory Items | Fairfax Financial Holdings Limited | APR Energy Ltd
Related Party Transaction [Line Items]
Payments to settle indemnification													$ 3,836,000	5,239,000
Related Party | Ship Operations | ONE | Vessels
Related Party Transaction [Line Items]
Number of vessels sold | vessel			1														1
Capacity of vessels sold | TEU			4,250
Sale price			$ 17,250,000
Revenues													1,154,000	0			$ 312,768,000
Incurred expenses													1,182,000	0
Number of vessels purchased | vessel			2
Capacity of vessels purchased | TEU			8,100
Payments to acquire property, plant & equipment			$ 54,400,000
Number of time charters vessels in operation | vessel																	24
Related Party | Joint Venture Transaction | ZE JV
Related Party Transaction [Line Items]
Revenues													10,839,000	7,035,000
Incurred expenses													9,759,000	$ 6,776,000
Amount from agreement to purchase													32,322,000
Related Party | Joint Venture Transaction | ZE JV | Vessels
Related Party Transaction [Line Items]
Number of vessels sold | vessel								4		1
Capacity of vessels sold | TEU								4,250		4,250
Sale price								$ 138,975,000		$ 38,280,000
Related Party | Dividend Declared | Poseidon
Related Party Transaction [Line Items]
Dividends declared													124,670,000
Dividends declared, outstanding													$ 48,582,000				$ 48,582,000